Shareholders' Equity - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Oct. 10, 2013	Dec. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2014
Class of Stock [Line Items]
Perpetual preferred stock, liquidation preference (in dollars per share)			$ 1,000	$ 1,000
Perpetual preferred stock, issued through placement (in shares)			15,971	20,000
Dividend on preferred stock			$ 1.2	$ 1.2
Series B Preferred Stock
Class of Stock [Line Items]
Perpetual preferred stock, dividend rate		6.00%
Perpetual preferred stock, liquidation preference (in dollars per share)						$ 1,000
Perpetual preferred stock, issued through placement (in shares)						20,000
Gross proceeds from issuance of perpetual preferred stock		$ 20.0
Conversion rate of convertible stock (in shares)		113.679			113.679
Shares issued upon conversion (in shares)					2,273,580
Conversion price (in dollars per share)	$ 10.64
Preferred stock redemption premium	20.00%